UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Charles Schwab Bank
Address: 211 Main Street
         San Francisco, CA  94105

13F File Number:  028-13515

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Coffrini
Title:     Senior Vice President
Phone:     415-667-1255

Signature, Place, and Date of Signing:

 /s/ Mark Coffrini     San Francisco, CA     February 08, 2013

Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[ X]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number     Name

028-00400                Dodge & Cox
028-10952                Pacific Investment Management Company LLC (PIMCO)
028-12291                Perimeter Capital Partners, LLC
028-04557                Wellington Management Company LLP
028-14230                Windhaven Investment Management, Inc.